Risk Management and Hedging Activities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Accumulated other comprehensive loss	$ 8	$ 8
Collateral, cash deposits	71
Collateral, letter of credit outstanding	13
Collateral, cash held	5
Collateral, letters of credit received	$ 38
Natural Gas Liquids | Affiliated Entity
Derivative [Line Items]
Percent of NGL production committed	27.00%
Cash Flow Hedge
Derivative [Line Items]
Accumulated other comprehensive loss	$ 8	8	$ 9
Commodity Derivatives
Derivative [Line Items]
Derivative contracts containing credit-risk related contingent features in net liability position	1
Commodity Derivatives | Cash Flow Hedge
Derivative [Line Items]
Accumulated other comprehensive loss	$ 6	$ 6	$ 6